LEASES - Maturities of lease liabilities (Details)	Dec. 31, 2025 USD ($)
Finance Leases
2026	$ 73,056
2027	33,814
Total undiscounted lease payments	106,870
Less: imputed interest	(4,723)
Total lease liabilities	102,147
Operating Leases
2026	110,773
2027	97,545
2028	39,362
Total undiscounted lease payments	247,680
Less: imputed interest	(22,831)
Total lease liabilities	224,849
Lease liabilities maturities
2026	183,829
2027	131,359
2028	39,362
Total undiscounted lease payments	354,550
Less: imputed interest	(27,554)
Total lease liabilities	$ 326,996